Relationships with Third-Parties - Summary of Transactions with Shareholders (Detail) - Shareholders [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Rent			€ 99,000
Other	€ 0	€ 0	0
Total			99,000
Outstanding payables	€ 0	€ 0	€ 0